Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Short-Term Borrowings [Abstract]
Short-term borrowings
Short-term borrowings of the Company were cash management accounts as follows:

(dollars in thousands)	2013	2012	2011

Amount outstanding at December 31,	$204,162	159,846	147,563
Maximum amount outstanding at any month end	204,162	166,374	148,002
Average amount outstanding	180,275	152,982	133,803
Weighted average interest rate:
For the year	0.82%	0.96	1.18
As of year end	0.82	0.89	1.13